SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended
	Mar. 31, 2013	Dec. 16, 2014	Dec. 17, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Maximum Aggregate Gross Proceeds From Issuance Initial Public Offering Authorized	$ 26,250,000
Common Stock, Shares Authorized				17,171,717	17,171,717	17,171,717
Subsequent Event [Member]
Common Stock, Shares Authorized		22,727,273
Subsequent Event [Member] | Common Stock [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		9.9
Stockholders' Equity, Reverse Stock Split		On November 10, 2014, the Company approved an amendment to the Corporations Articles of Incorporation to effectuate a reverse stock split (the Reverse Split) of the Corporations common stock, par value $0.001 per share (the Common Stock) affecting both the authorized and issued and outstanding number of such shares by a ratio of 9.9 for 1.
Series B Convertible Preferred Stock [Member]
Common Stock, Shares Authorized
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Convertible Preferred Stock, Terms of Conversion			Pursuant to the above new amendment, each holder of Series B preferred stock shall have the rights, at any time or from time to time , to convert each 9.9 shares of Series B preferred to one fully paid and non assessable share of common stock of par value $0.001 per share.